Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Vista Gold Corp and more-than-50%-owned subsidiaries that it controls and entities over which control is achieved through means other than voting rights. All significant intercompany balances and transactions have been eliminated.

Marketable Securities

Marketable Securities

We classify marketable securities as available-for-sale.  Accordingly, these securities are carried at fair value with unrealized gains and losses being reported in other comprehensive income until such time that the securities are disposed of or become impaired.  At that time, any gains or losses will be realized and reported in our Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss). We use the specific identification method for determining carrying value in computing realized gains and losses on sales of investment securities.  We evaluate investments in a loss position to determine if such a loss is other-than-temporary.  If so, such loss will be recognized and reported during that period.

Assets held for sale

Assets held for sale

Plant and equipment is classified as held for sale when the following conditions are met: (i) assets (or group of assets) are actively marketed for a price reasonable to the fair value at the time of sale; (ii) management has committed to a plan to sell the assets (or group of assets); (iii) the assets (or group of assets) are available for sale in current condition; and (iv) sale is probable within the next 12 months.

Financial Instruments Policy

Financial Instruments

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) of the Financial Accounting Standards Board (“FASB”) requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

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Level 2 – Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

•	Level 3 – Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

Our financial instruments include cash and cash equivalents, marketable securities, Amayapampa interest, short- and long-term investments, accounts payable and certain other current assets and liabilities.  Due to the short-term nature of our cash and cash equivalents, accounts payable and certain other current assets and liabilities, we believe that their carrying amounts approximate fair value.  Our marketable securities are classified as available-for-sale. Accordingly, these securities are carried at fair value, which is based upon quoted market prices in an active market and included in Level 1 of the fair value hierarchy.   Our other investments, comprised of Midas Gold shares, is accounted for using the fair value option based on quoted market prices in an active market and is included in Level 1 of the fair value hierarchy. The value of the Amayapampa interest is based on probability-weighted cash flow scenarios and is included in Level 3 in the fair value hierarchy.

Warrants and Compensation Options [Member]
Warrants and Compensation Options	Warrants and Compensation Options Warrants and compensation options issued are recorded at fair value using the Black-Scholes Merton fair value model adjusted to relative fair value.
Stock Based Compensation [Member]
Stock-Based Compensation

Stock-Based Compensation

Under our stock option and long-term incentive plans, common share options and restricted stock unit (“RSU”) awards may be granted to executives, employees, consultants and non-employee directors.   Compensation expense for such grants is recorded in the Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) as a component of Exploration, property evaluation and holding costs and Corporate administration and investor relations, with a corresponding increase to Additional paid-in capital in the Consolidated Balance Sheets. The fair values of the options are calculated using the Black-Scholes option pricing model. The expense is based on the fair values of the grant on the grant date and is recognized over the vesting period specified for each grant.